Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD MONEY MARKET RESERVES
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2024